Financial Instruments - Fair Values and Risk Management - Additional Information (Detail) R$ in Thousands, $ in Millions								1 Months Ended			12 Months Ended
	Mar. 31, 2026 EUR (€)	Dec. 15, 2025 EUR (€)	Nov. 30, 2025 EUR (€)	Nov. 30, 2025 EUR (€)	Nov. 21, 2025 EUR (€)	Apr. 09, 2024 EUR (€)	Mar. 31, 2024	Mar. 31, 2026 EUR (€)	Dec. 15, 2025 EUR (€)	Jan. 31, 2024	Dec. 31, 2025 EUR (€) Customer	Dec. 31, 2024 EUR (€) Customer	Dec. 31, 2023 EUR (€) Customer	Jan. 31, 2026 EUR (€)	Jan. 29, 2026 EUR (€)	Dec. 31, 2025 BRL (R$)	Oct. 31, 2025 EUR (€)	Mar. 31, 2025 EUR (€)	Mar. 31, 2025 USD ($)	Oct. 31, 2024 USD ($)
Disclosure of detailed information about financial instruments [line items]
Transfers between Level 1 and Level 2, assets											€ 0	€ 0
Transfers between Level 1 and Level 2, liabilities											0	0
Transfers into Level 3, assets											0	0
Transfers out of Level 3, assets											0	0
Current and non-current receivables											2,550,000	3,595,000
Cash and cash equivalents											20,320,000	20,322,000
Long-term debt maturity										December 31, 2028
Cash consideration received for asset disposal											10,056,000	4,084,000	€ 0
Long-term loan											30,346,000	18,720,000
Interest free loan				€ 5,000,000					€ 5,000,000
Long-term debt interest rate basis										Euribor 3M
Long-term debt interest rate spread						2.50%	2.50%			2.95%
Debt guaranteeing loan percentage										90.00%
Amount paid back to parent's majority shareholder						€ 2,500,000					10,000,000	2,500,000
Interest-bearing loan effective date							Mar. 31, 2024
Interest bearing loan maturity date						Mar. 31, 2027	Mar. 31, 2027
Unused credit lines											€ 4,445,000
Borrowings interest rate											6.308%					6.308%
Impairment loss on trade receivables											€ 46,000	€ 289,000	€ 33,000
Equity attributable to owners of parent [member]
Disclosure of detailed information about financial instruments [line items]
Interest free loan		€ 5,000,000	€ 5,000,000
Fixed rate borrowings [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings interest rate											72.04%	61.14%				72.04%
Brazilian Subsidiary
Disclosure of detailed information about financial instruments [line items]
Short-term borrowings											€ 3,107,000					R$ 20,000
Long-term loan																	€ 3,107,000
Events After Reporting Period [Member]
Disclosure of detailed information about financial instruments [line items]
Amount paid back to parent's majority shareholder	€ 12,500,000
Sale of properties														€ 7,115,000
Events After Reporting Period [Member] | Equity attributable to owners of parent [member]
Disclosure of detailed information about financial instruments [line items]
Received amount from public authority								€ 2,114,000
Non repayable grant from public authority								€ 591,000
Land [Member]
Disclosure of detailed information about financial instruments [line items]
Remaining settled from sale of properties											2,369,000
High Point Building [Member]
Disclosure of detailed information about financial instruments [line items]
Sale of properties | $																				$ 12.1
Remaining settled from sale of properties											€ 7,644,000							€ 7,644,000	$ 8.3
Photovoltaic Plant [Member] | Equity attributable to owners of parent [member]
Disclosure of detailed information about financial instruments [line items]
Sale of properties			€ 7,115,000	€ 7,115,000
Photovoltaic Plant [Member] | Events After Reporting Period [Member]
Disclosure of detailed information about financial instruments [line items]
Sale of properties														€ 7,115,000	€ 7,115,000
Trade receivables [member]
Disclosure of detailed information about financial instruments [line items]
No. of customers | Customer											1	1	1
Revenue [member]
Disclosure of detailed information about financial instruments [line items]
No. of customers | Customer											1	1	1
Six-month Euribor (360) Plus 2.75% spread long term debt [member] | Romanian Financial Institution
Disclosure of detailed information about financial instruments [line items]
Long-term debt maturity											May 2027
Outstanding borrowings											€ 4,096,000
Long-term loan											€ 5,000,000
Long-term debt interest rate basis											six-month Euribor (360-day basis)
Long-term debt interest rate spread											2.75%					2.75%
Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of uncollected outstanding balances of trade receivable in case of customer insolvency											85.00%					85.00%
Percentage of insured trade receivables											15.00%					15.00%
Current and non-current receivables											€ 16,668,000	€ 18,089,000
Liquidity risk [member]
Disclosure of detailed information about financial instruments [line items]
Additional renewal term of factoring agreement											12 months
Bottom Of Range [Member]
Disclosure of detailed information about financial instruments [line items]
Maximum payment period for individual customers											30 days
Borrowings interest rate											3.00%	3.00%				3.00%
Bottom Of Range [Member] | Trade receivables [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of concentration risk											5.00%	5.00%	5.00%			5.00%
Bottom Of Range [Member] | Revenue [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of concentration risk											5.00%	5.00%	5.00%			5.00%
Bottom Of Range [Member] | Group's Distributors and Retailers [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of concentration risk											80.00%					80.00%
Customer concentration transacting period											5 years
Top of Range [member]
Disclosure of detailed information about financial instruments [line items]
Maximum payment period for individual customers											90 days
Interest free loan					€ 15,000,000
Top of Range [member] | Equity attributable to owners of parent [member]
Disclosure of detailed information about financial instruments [line items]
Interest free loan					€ 15,000,000
Top of Range [member] | Liquidity risk [member]
Disclosure of detailed information about financial instruments [line items]
Short-term borrowings											€ 18,000,000